Property and Equipment (Details) - Schedule of property and equipment consisted - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Schedule of property and equipment consisted [Abstract]
Land	$ 700	$ 700
Land Improvements	370	370
Buildings and Improvements	12,398	12,229
Furniture and Fixtures	323	323
Computer Equipment and Software	32	32
Vehicles	109	68
Production and Processing Equipment	5,102	5,036
Leasehold Improvements	6,473	6,444
Construction in Progress	206	91
Total Property and Equipment, Gross	25,713	25,293
Less accumulated depreciation	(660)	(84)
Property and Equipment, Net	$ 25,053	$ 25,209